Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash		$ 836,907	$ 467,235
Trade receivables, net		8,215,687	7,037,942
Prepayment and other current assets		3,908,912	2,667,166
Amount due from related parties		451,133	31,298
Total Current Assets		13,412,639	10,203,641
Non-current assets:
Right-of-use assets		1,219,476	78,434
Property and equipment, net		326,756	368,621
Prepayment, non-current		374,860	18,656
Deferred tax assets		35,661	738
Total Non-current Assets		1,956,753	466,449
Total Assets		15,369,392	10,670,090
Currents Liabilities:
Trade and other payables		4,223,113	2,996,636
Amount due to related parties		307,258	67,521
Lease liabilities, current		226,707	69,135
Loans and borrowings, current		3,202,614	2,856,491
Total Current Liabilities		7,959,692	5,989,783
Non-current Liabilities:
Loans and borrowings, non-current		144,365	523,607
Warrants liabilities		46,518
Deferred tax liabilities		38,363
Lease liabilities, non-current		985,879	15,187
Total Non-current Liabilities		1,215,125	538,794
Total Liabilities		9,174,817	6,528,577
Equity
Share Capital*	[1]	5,280,406	3,564,150
Reserves		5,162,803	20,667
(Accumulated deficit) retained earnings		(4,291,968)	545,797
Equity attributable to owners of the Company		6,151,241	4,130,614
Non-controlling interests		43,334	10,899
Total equity		6,194,575	4,141,513
Total liabilities and equity		$ 15,369,392	$ 10,670,090

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.